SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Northern Genesis Acquisition Corp. II	3 Months Ended
Dec. 31, 2020 USD ($) shares
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	$ 23,221,415
Underwriters discount	$ 249,917
Over-Allotment Option [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares subject to forfeiture (in Shares) | shares	1,350,000